Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Income Taxes
Income taxes charged to income were:

	Millions of Dollars
	2015*	2014	2013

Current	$0.3	0.5	0.4
Deferred	0.1	0.3	0.1
Total	$0.4	0.8	0.5

*Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.